Cover	Jun. 24, 2024
Cover [Abstract]
Entity Registrant Name	CROWN EQUITY HOLDINGS INC.
Entity Central Index Key	0001103833
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 24, 2024
Entity File Number	0-29935
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-0677140
Entity Address Address Line 1	11226 Pentland Downs
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89141
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	683-8946